Segment, Geographic and Other Revenue Information - Revenues By Geographic Area - Footnotes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 51,750	$ 53,647	$ 52,546
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,701	9,116	8,508
Euro Member Countries, Euro | Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,000	$ 7,300	$ 6,800